Description of Business and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Shipping and handling costs	¥ 1,884	¥ 1,591	¥ 1,564
Advertising costs	¥ 241	341	497
Benefits from tax positions likelihood of being realized upon settlement, percentage	50.00%
Foreign exchange gains (losses)	¥ 3,205	(655)	¥ (1,427)
Unsecured zero coupon convertible bonds, due March 14, 2019 | Convertible bonds
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Long term debt, face amount	¥ 30,000	¥ 30,000
Software | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Intangible asset, estimated useful lives	3 years
Software | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Intangible asset, estimated useful lives	5 years
Customer Relationships
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Intangible asset, estimated useful lives	7 years
Developed Technologies
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Intangible asset, estimated useful lives	4 years
Building | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	15 years
Building | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	50 years
Machinery and Equipment | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	4 years
Machinery and Equipment | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	10 years
Furniture and Fixtures | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	2 years
Furniture and Fixtures | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	5 years